Comprehensive Income - Schedule of Reclassification From Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortization of Pension Plan Cost: Net Actuarial Loss
Reclassification from Accumulated Other Comprehensive Loss
Reclassifications before tax	[1]	$ 7	$ 1	$ 1
Amortization of Pension Plan Cost: Settlement
Reclassification from Accumulated Other Comprehensive Loss
Reclassifications before tax		1	0	0
Accumulated Defined Benefit Plans Adjustment
Reclassification from Accumulated Other Comprehensive Loss
Reclassifications before tax		8	1	1
Income tax expense		2	0	0
Reclassifications, net of tax		$ 6	$ 1	$ 1

[1]	These accumulated other comprehensive income components are included in the calculation of net periodic pension benefits plan (income) expense recognized in cost of sales and selling, general and administrative expenses in the consolidated and combined statements of income (see Note 14, Retirement Plans).